TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Civil Contingencies, Labor Contingencies and Administrative proceedings (Details) R$ in Thousands			12 Months Ended
	Aug. 01, 2013 BRL (R$)	Sep. 23, 2005 BRL (R$) item	Dec. 31, 2019 item	Dec. 31, 2020 BRL (R$)
Civil contingencies | Antitrust Legislation
Contingencies
Number of civil construction unions | item		2
Fine for existence of cartel on gross revenues (in percentage)		7.00%
Fine for existence of cartel		R$ 245,070
Fine for existence of cartel updated by judicial accounting	R$ 417,820
Number of lawsuits that challenged the investigation | item			2
Civil contingencies | Other Demands Of a Civil Nature
Contingencies
Estimated financial effect of contingent liabilities				R$ 316,054
Labor Contingencies
Contingencies
Estimated financial effect of contingent liabilities				R$ 153,459